Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of hedging instruments and its cash flow hedges due to maturities (Detail) - Currency swap contract [member]
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	2,018,800	2,334,880
From 1 to 3 months [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional		75,280
Average interest rate in US Dollars		4.66%
Average interest rate in Soles		8.59%
Average exchange rate Soles / US Dollars		3.89
Between 3 months and 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	1,008,900	376,400
Average interest rate in US Dollars	2.17%	5.20%
Average interest rate in Soles	4.15%	7.89%
Average exchange rate Soles / US Dollars	3.66	3.71
From 1 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	1,009,900	1,883,200
Average interest rate in US Dollars	3.05%	2.17%
Average interest rate in Soles	3.04%	2.07%
Average exchange rate Soles / US Dollars	3.59	3.66